Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Schedule of rental income from lease agreements as lessor with both third parties and related parties
	For the years ended December 31,
	2020	2021	2022
Rental Income：
Lianwai Kindergarten	754,285	754,285	754,285
Lishui Yuanmeng Training Company Limited	914,287	152,382	-
Grocery stores	104,761	76,191	-
Total	1,773,333	982,858	754,285

Schedule of rental income from lease agreements as lessor with both third parties and related parties
	As of December 31,
	2021	2022

Operating right-of-use assets	-	7,580,536

Operating lease payment liabilities, current	-	3,866,910
Operating lease payment liabilities, non-current	-	3,558,380
Total	-	7,425,290

Schedule of lease expense
	For the years ended December 31,
	2020	2021	2022

Operating leases expense	-	238,251	4,454,857
Short-term lease expense	-	-	11,741,215
Total	-	238,251	16,196,072

Schedule of future minimum payments under the group’s operating leases
For the years ended December 31,	RMB
2023	4,342,857
2024	3,085,714
2025	571,429
Total lease payments	8,000,000
Less: imputed interest	(574,710)
Total operating lease liabilities	7,425,290